BALANCE SHEET - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 22, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 47,879,178			$ 38,107,922		$ 39,633,526	$ 21,808,279	$ 19,638,609
Deferred acquisition costs-net	89,436,987			58,571,981			46,808,359
Total current assets	694,517,477			513,358,592			388,135,140
TOTAL ASSETS	831,774,778			610,710,026			443,277,571
Current liabilities
Accounts payable	9,726,404			11,544,583			6,950,392
Other liabilities	2,497,190			1,514,871			1,240,664
Total current liabilities	560,295,096			384,752,452			295,335,642
Accrued Liabilities, Current	43,951,179			36,271,436			27,676,444
Total liabilities	712,853,514			493,389,285			332,816,854
Commitments and contingencies (Note 15)
Stockholders' equity
Members' equity (Shares authorized 100,000; issued and outstanding 100,000)	120,404,613			119,151,495			112,985,419
TOTAL LIABILITIES AND EQUITY	831,774,778			610,710,026			$ 443,277,571
Aldel Financial Inc.
Current assets
Cash	407,664
Prepaid expenses	812,393
Deferred acquisition costs-net				55,000
Total current assets	1,220,057			55,000
Marketable securities held in Trust Account	116,163,621
TOTAL ASSETS	117,383,678			55,000
Current liabilities
Accounts payable	86,470			1,470
Accrued offering costs				55,000
Total current liabilities	86,470			56,470
Warranty liabilities	15,025,604
Total liabilities	15,112,074			56,470
Commitments and contingencies (Note 15)
Class A common stock, $0.0001 par value, subject to possible redemption, 11,500,500 and 0 shares at redemption value, respectively	116,150,000	$ 116,150,000
Stockholders' equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(13,878,741)	(4,918,585)		(1,470)
Total Stockholders' Deficit	(13,878,396)	(4,918,240)	$ 22,390	(1,470)	$ 0
TOTAL LIABILITIES AND EQUITY	117,383,678			$ 55,000
Class A Common Stock | Aldel Financial Inc.
Stockholders' equity
Members' equity (Shares authorized 100,000; issued and outstanding 100,000)	58	58
Class B Common Stock | Aldel Financial Inc.
Stockholders' equity
Members' equity (Shares authorized 100,000; issued and outstanding 100,000)	$ 287	$ 287